LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Apr. 30, 2011	Sep. 30, 2014	Dec. 31, 2011	Aug. 14, 2013	Feb. 11, 2013	Apr. 19, 2011
Related Party Transaction [Line Items]
Research and development	$ 1,230,504	$ 685,412	$ 3,575,695	$ 2,369,414
Consulting agreement expense	11,000	6,250	32,667	53,125
Consultants [Member]
Related Party Transaction [Line Items]
Consulting agreement, term					2 years
Consulting agreement expense		9,375	90,000	180,000
Director [Member]
Related Party Transaction [Line Items]
Consulting agreement, term						3 years
Consulting agreement, payment amount									37,500	75,000
Barry Buckland PhD [Member] | Scientific Advisory Board Agreement [Member]
Related Party Transaction [Line Items]
Consulting agreement, term							2 years
Consulting agreement, payment amount							100,000
Licensing Agreements [Member]
Related Party Transaction [Line Items]
Issuance of common stock - license agreement, shares				146,406		66,303
Licensing Agreements [Member] | Massachusetts Institute Of Technology [Member]
Related Party Transaction [Line Items]
Research and development	7,500	6,250	25,000	20,000
Royalty and milestone payments, 2015	30,000	30,000
Royalty and milestone payments, 2016	40,000	40,000
Royalty and milestone payments, due every year thereafter	50,000	50,000
Payments for reimbursements	98,212	24,798	505,697	207,220
Funding requirement of capital stock								7,500,000
Percent of common stock issuable								3.00%
Payments for consulting services				35,867
Licensing Agreements [Member] | Harvard [Member]
Related Party Transaction [Line Items]
Payments for reimbursements	$ 18,487	$ 0	$ 173,525	$ 27,812
Restricted Stock [Member] | Consultants [Member]
Related Party Transaction [Line Items]
Issuance of restricted stock, shares					1,000,000
Conversion of common stock					1,102,121
Restricted Stock [Member] | Director [Member]
Related Party Transaction [Line Items]
Consulting agreement, shares issuable											159,045
Restricted Stock [Member] | Director [Member] | Share-based Compensation Award, Tranche Three [Member]
Related Party Transaction [Line Items]
Vesting percentage						50.00%
Conversion of common stock						175,287
Restricted Stock [Member] | Director [Member] | Share-based Compensation Award, Tranche Two [Member]
Related Party Transaction [Line Items]
Vesting percentage						25.00%
Restricted Stock [Member] | Director [Member] | Share-based Compensation Award, Tranche One [Member]
Related Party Transaction [Line Items]
Vesting percentage						25.00%